UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company File Act Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
SUITE 850, 1200 SEVENTEENTH STREET
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 12/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.
Colorado BondShares — A Tax-Exempt Fund
Schedule of Investments (unaudited)
December 31, 2006

Face Amount	Colorado Municipal Bonds - 80.5%	Market Value
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O.
	Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$1,030,050

2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2003, 8.00% due 12/1/2023	2,400,287

2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due
	12/1/2035	2,153,860

950,000	Aurora Multifamily Housing Revenue (River Falls Project) Senior Series
	1999A, 5.70% due 7/1/2029	902,481

306,040	Aurora Centretech Metropolitan District G.O. Refunding and
	Improvement Series 1994, 6.00% due 12/1/2023 (b)	464,667

2,960,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax)
	Series 2004, 8.00% due 6/1/2028	2,960,000

1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O.
	Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550

700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00%
	due 10/1/2018	694,379

5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000,
	8.00% due 12/1/2020	5,300,685

2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,350,552

4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project)
	Series 2006A, 6.35% due 10/15/2031	4,513,853

700,000	Boulder County Variable Rate Demand Revenue (YCMA of Boulder Valley Project)
	Series 2006, 3.91% due 2/1/2031 (h)	700,000

1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due
	12/1/2033	1,845,000

6,245,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited
	Tax) Series 2001A and B, 8.00% due 12/1/2019-22	6,536,364

6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2002B, 8.00% due 12/1/2022	6,128,760

4,730,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2003, 8.00% due 12/01/2028	4,814,762

4,900,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series
	2005B, 4.16% due 7/1/2032 (h)	4,900,000

9,275,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series
	2003B, 4.66% due 7/1/2032 (h)	9,275,000

500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	517,775

1,400,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding
	Series 2006C, 3.92% due 12/1/2024 (h)	1,400,000

25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	27,120

565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-
	10.375% due 12/1/2008 (i)	39,550

Face Amount	Colorado Municipal Bonds - (Continued)	Market Value
1,930,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998,
	7.00% due 12/1/2017 (b)	$2,011,446

6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B,
	0.00% due 1/1/2032 (a)(g)(i)	161,642

2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A,
	principal only, 0.00% due 1/1/2027 (a)(e)(i)	20,095

2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A,
	interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584

1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,700,000

3,350,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Liberty Common School Project) Series 1998, 6.95% due 8/15/2019 (b)	3,507,282

860,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	901,228

1,155,000	Colorado Educational and Cultural Facilities Authority Private School Revenue
	(Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,133,540

375,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	403,628

5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing
	Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	5,574,572

2,080,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,168,650

4,880,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue
	(Regis Jesuit High School Project) Series 2003, 3.91% due 12/1/2033 (h)	4,880,000

750,000	Colorado Educational and Cultural Facilities Authority Variable Rate Demand
	(Telluride Mountain School Project) Series 2006, 3.91% due 8/1/2026 (h)	750,000

6,700,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate
	(Colorado Christian University Project) Series 2004, 3.96% due 7/1/2034 (h)	6,700,000

785,000	Colorado Educational and Cultural Facilities Authority Charter School
	Revenue Refunding and Improvement (Elbert County Charter School Project)
	Series 2004, 7.375% to yield 7.45% due 3/1/2035	777,825

3,650,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate
	(Denver Art Museum Project) Series 2004, 3.91% due 1/1/2034 (h)	3,650,000

1,780,000	Colorado Health Facilities Authority Variable Rate Demand Revenue (Golden West
	Manor Project) Series 2006A, 3.92% due 12/1/2037 (h)	1,780,000

4,960,000	Colorado Health Facilities Authority Variable Rate Demand Revenue Refunding
	(Craig Hospital Project) Series 2003, 3.91% due 12/1/2020 (h)	4,960,000

710,000	Colorado Health Facilities Authority Variable Rate Demand Revenue
	(Sisters of Charity of Leavenworth Health System) Series 2003B, 4.00% due 12/1/2038 (h)	710,000

450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities
	(Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037 (h)	450,590

3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro
	Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,677,149

Face Amount	Colorado Municipal Bonds - (Continued)	Market Value
5,585,000	Colorado Housing and Finance Authority Multi-family/Project Class I Adjustable
	Rate 2000 Series A-1, 4.00% due 10/1/2030 (h)	$5,585,000

175,000	Colorado Housing and Finance Authority Multi-family/Project Class III Adjustable
	Rate 2000 Series A-1, 4.00% due 4/1/2030 (h)	175,000

7,110,000	Colorado Housing and Finance Authority Variable Rate Class I Series A-2, 4.00%
	due 4/1/2020 (h)	7,110,000

135,000	Colorado Housing and Finance Authority Single Family Project Adjustable Rate
	Class I AA Series 2001, 4.00% due 5/1/2031 (h)	135,000

13,870,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Insured
	Mortgage Revenue 2002 Series AA, 4.00% due 10/1/2030 (h)	13,870,000

2,000,000	Colorado Housing and Finance Authority Single Family Class I Adjustable Rate
	Series 2001 AA-3, 4.00% due 5/1/2036 (h)	2,000,000

11,740,000	Colorado Housing and Finance Authority Multi-family Project Class I Adjustable Rate
	2002 Series C4, 4.00% due 10/1/2032 (h)	11,740,000

1,200,000	Colorado Housing and Finance Authority Multi-family Project Class I Adjustable Rate
	2005 Series B-3, 4.00% due 10/1/2036 (h)	1,200,000

15,870,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable
	Rate 2006 Series B-2, 4.00% due 11/1/2034 (h)	15,870,000

9,000,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable
	Rate 2006 Series C-2, 4.00% due 11/1/2034 (h)	9,000,000

2,990,000	Colorado School of Mines Development Corporation Refunding Variable Rate
	Demand Series 2005, 4.08% due 9/1/2026 (h)	2,990,000

1,805,000	Colorado Springs Variable Rate Demand Obligation (Pikes Peak Mental Health
	Center Select Services, Inc. Project) Series 2003, 3.91% due 3/15/2023 (h)	1,805,000

5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable
	Rate Series 2006, 3.96% due 12/1/2028 (h)	5,000,000

2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax)
	Series 2003, 7.50% due 12/1/2027	2,613,863

3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax)
	Series 2005, 6.75% due 12/1/2034	3,725,000

1,000,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 3.94% due 12/1/2036 (h)	1,000,000

1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,057,431

3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue
	(Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026	3,201,138

1,445,000	Crystal Valley Metropolitan District No. 1 Douglas County Variable Rate Demand
	Revenue Series 2004, 3.91% due 10/1/2034 (h)	1,445,000

1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol
	Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,492,000

2,315,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors
	Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% due 11/1/2032	2,360,953

13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines
	Project) Series 1992A, 6.875% due 10/1/2032	13,738,160

775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	781,781

Face Amount	Colorado Municipal Bonds - (Continued)	Market Value
405,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project
	Revenue Series 1999B, 7.00% due 7/1/2029	$403,635

1,055,000	Eaglebend Affordable Housing Corporation Multifamily Housing Project Revenue
	Refunding Series B, 7.40% due 7/1/2021	1,095,132

7,500,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise,
	Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000

5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates
	4.06% due 12/1/2034 (h)	5,000,000

1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates
	4.06% due 12/1/2009 (h)	1,725,000

90,000	El Paso County Powers Boulevard/Drennan Road LID 1985-2 Special Assessment
	Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000

1,149	Equi-Mor Holdings, Inc. Series 1999A Class A Pass-Through Certificates, 7.50%
	due 4/5/2018	1,149

620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A,
	8.50% due 12/15/2015 (a)	124,000

1,900,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2001, 8.00% due 12/1/2021	1,957,000

4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to
	Unlimited Tax) Series 2003, 8.00% due 12/1/2023	4,732,000

500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due
	12/1/2019 (b)	549,120

890,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due
	6/1/2019 (b)	924,452

905,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00%
	due 12/1/2018 (b)	935,616

755,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00%
	due 12/1/2018	742,361

2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due
	12/1/2036	2,089,700

5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,819,805

675,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00%
	due 12/1/2017	717,248

1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O.
	Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550

50,000	Idledale Fire Protection District G.O. Series 1993, 5.80% due 12/15/2007	50,276

165,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	168,503

405,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series
	1999A-1, 8.00% due 12/1/2008	409,313

6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due
	12/1/2027	6,557,250

1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due
	12/1/2036	2,118,883

14,895,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding
	(Colorado-Ute Electric Association, Inc. Project) Tri-State Generation
	and Transmission Series 1984, 4.00% due 7/1/2010 (h)	14,895,000

Face Amount	Colorado Municipal Bonds - (Continued)	Market Value
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A,
	7.00% due 6/1/2043	$264,485

2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B,
	7.00% due 6/1/2043	2,034,500

565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C,
	8.00% due 6/1/2043 (e)	40

1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax)
	Series 2004, 7.20% due 12/1/2023	1,500,000

1,210,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,248,708

2,765,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due
	12/1/2020	2,843,913

1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 10.00% due
	12/1/2021 (h)	1,516,488

1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax)
	Series 2005, 6.125% due 12/1/2025	1,062,380

1,430,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,489,502

4,445,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due
	12/1/2019 (b)	4,886,477

5,790,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due
	12/1/2021	5,905,800

3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial
	Ownership (Centennial East Apartments Project) 4.16% due 12/1/2033 (h)	3,100,000

970,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2005, 6.40% due 12/1/2025	1,028,055

1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2005, 6.50% due 12/1/2035	1,202,635

1,375,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield
	6.59% due 8/1/2024	1,378,616

148,147	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	149,111

335,834	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due
	12/31/2021 (e)(i)	179,507

367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due
	12/31/2042 (f)(i)	56,924

1,870,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016	1,958,844

805,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due
	12/1/2017 (b)	852,076

2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000

1,000,000	Silver Peaks Metropolitan District No. 2 General Obligation (LTD Tax Convertible
	to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	1,000,000

3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due
	12/1/2026	3,750,000

2,000,000	Southlands Metropolitan District No. 1 (LTD Tax Convertible to Unlimited Tax)
	Series 2004, 7.125% to yield 7.18% due 12/1/2034	2,215,800

510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016	563,208

Face Amount	Colorado Municipal Bonds - (Continued)	Market Value
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024	$1,106,720

1,780,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement
	Series 1998, 7.75% due 6/1/2018	1,839,096

3,135,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to
	Unlimited Tax) Series 2001A, 8.00% due 12/1/2019	3,293,443

3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2001B, 8.00% due 12/1/2021	3,561,437

3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due
	12/1/2021	2,673,698

4,020,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due
	6/1/2020	3,015,000

1,485,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00%
	due 6/1/2017 (b)	1,532,758

875,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50%
	due 12/1/2018 (b)	899,395

5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement
	Series 2006A, 3.70% due 11/1/2023 (h)	5,498,900

10,920,000	United Water & Sanitation District Revenue Refunding and Improvement Series
	2004A, 6.00% due 12/1/2013	10,920,000

10,800,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due
	12/1/2012	10,857,240

20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water
	Activity Enterprise) Revenue Bonds, Series 2006 6.00% due 3/1/2021	20,433,864

500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited
	Tax) Series 2005, 6.00% due 12/1/2025	518,130

500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	524,700

	Total Colorado Municipal Bonds	$381,729,695

	Colorado Capital Appreciation and Zero Coupon - 8.6%

28,835,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006,
	8.00% due 12/15/2031 (d)	$4,342,551

520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights
	Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	292,245

7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010 - 2031	2,734,916

18,400,000	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027 (d)	3,832,455

500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon 6.10% due
	6/15/2008 (d)	473,675

8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B,
	Capital Appreciation 7.50% due 12/1/2031 (d)	1,460,272

18,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due
	12/15/2017 (d)	9,692,520

Face Amount	Colorado Capital Appreciation and Zero Coupon - (Continued)	Market Value
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	$18,132

8,070,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2007-2012 (d)	6,294,035

13,910,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation
	Revenue Series 2006, 6.50% due 12/15/2011 (d)	10,103,529

2,286,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation
	Subordinate Series 2006B, 7.00% due 12/15/2011 (d)	1,583,259

	Total Colorado Capital Appreciation and Zero Coupon Bonds	$40,827,589

	Colorado Certificates of Participation - 0.1%

600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course
	Project) Series 1999, 6.00% due 12/1/2019	$609,174

	Total Colorado Certificates of Participation Bonds	$609,174

	Other Municipal Bonds - 10.8%

3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of
	Beneficial Ownership, 4.16% due 7/1/2037 (h)	$3,740,000

4,926,580	Freddie Mac Multifamily Variable Rate Certificates Series M001
	Class B, 13.68% due 4/1/2037 (g)	4,926,580

21,993,997	Freddie Mac Multifamily Variable Rate Certificates Series M010 Class A,
	4.01% due 11/1/2036 (h)	21,993,997

700,000	The Industrial Development Authority of the City of Kansas City, Missouri
	Multifamily Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	702,331

3,300,000	The Industrial Development Authority of the City of Kansas City, Missouri
	Subordinate Multifamily Housing Revenue (Alexandria Apartments) Series 2005B, 4.50% due 1/1/2008	3,300,660

525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due
	4/1/2005 (a)	131,250

4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due
	4/1/2011 (a)	1,125,000

7,645,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial
	Ownership (Hermitage Apartments Project), 4.16% due 5/1/2031 (h)	7,645,000

1,000,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue
	(Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	1,013,240

5,000,000	Uinta County School District Number 6 General Obligation Refunding Series 2006, 7.00% to yield
	4.40% due 12/1/2020	6,353,800

	Total Other Municipal Bonds	$50,931,858

Face Amount	Colorado Taxable Notes - 0%		Market Value

227,347	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)		$227,347

	Total Colorado Taxable Notes		$227,347

	Total investments, at value	98.9%	$474,325,663

	Other assets net of liabilities	1.1	5,467,304

	Net assets	100.0%	$479,792,967

Footnotes

December 31, 2006 (unaudited)

(a)	Non-income producing based upon the financial condition of the issuer. The face amount of bonds for which the accrual of interest income has been discontinued approximates $14,437,529 and a market value of $1,798,334, or less than 1% of net assets, as of December 31, 2006.

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At December 31, 2006, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2006. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,806,371 and a market value of $1,729,545, or less than 1% of net assets, respectively, as of December 31, 2006.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by SEC Rule 30a-3(b), the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, as a result of the material weakness in the registrant’s internal control over financial reporting described below.
In November of 2006 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2006, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the calculations relating to bond accretion. Specifically, the calculations of bond accretion were not determined in accordance with accounting principles generally accepted in the United States of America for investment companies because not all of the calculations were made using the effective yield method. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as an Exhibit to the registrant’s most recent Form N-SAR.
During the period covered by this report, the registrant initiated changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes. During the quarter ending March 31, 2007, the registrant acquired more sophisticated accounting computer software to calculate bond accretion for bonds with complex repayment features. The registrant also plans to undertake additional changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control process, including the implementation of additional review procedures over the evaluation and application of relevant accounting pronouncements, rules, regulations and interpretations relating to the calculation of bond accretion. These additional procedures include consultation with outside resources as they have and may be deemed appropriate.
ITEM 3. EXHIBITS.
(a)	Certification of President and Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES—
A TAX-EXEMPT FUND

/s/ Andrew B. Shaffer Andrew B. Shaffer,
President, Secretary and Treasurer

Date: March 1, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer Andrew B. Shaffer,
President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date: March 1, 2007

Exhibit Index
(a)	Certification of President and Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.